COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of lease payments

Lease Commitment
$
Within 1 year	1,827
Total	1,827